Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment:
Year	Summary Compensation Table Total for PEO[1,2]	Compensation Actually Paid to PEO[1,3]	Average Summary Compensation Table Total for Non-PEO NEOs[1,2]	Average Compensation Actually Paid to Non-PEO NEOs[1,3]	Total Shareholder Return[4]	Peer Group Total Shareholder Return[5]	Net Loss (million)[6]	Revenue (millions)[7]
2023	$4,827,787	$9,322,605	$3,095,784	$5,219,632	$49.42	$97.10	$(106.3)	$80.4
2022	$3,824,972	$(374,651)	$3,325,879	$2,399,795	$27.12	$74.54	$(86.4)	$55.2
2021	$600,859	$14,113,233	$2,537,712	$3,167,955	$46.70	$104.23	$(10.9)	$23.4

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2023	Peter George	Mark Donohue, Jay Muelhoefer
2022	Peter George	Mark Donohue, Anil Chitkara
2021	Peter George	Mario Ramos, Anil Chitkara

Peer Group Issuers, Footnote	Total Shareholder Return (“TSR”) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on July 16, 2021 through the end of the applicable fiscal year, assuming reinvestment of dividends. Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in a market-capitalization weighted index of our peer group for the period beginning on July 16, 2021 through the end of the applicable fiscal year, assuming reinvestment of dividends. The peer group consists of publicly-traded companies used to determine target compensation for each fiscal year. The peer group for 2023 is comprised of Rapid7, Inc., AeroVironment, Inc., Workiva Inc., Qualys, Inc., Everbridge, Inc., Digi International Inc., nLIGHT, Inc., SiTime Corporation, Napco Security Technologies, Inc., Mitek Systems, Inc., PDF Solutions, Inc., CEVA, Inc., Terran Orbital Corporation, Luna Innovations Incorporated, SoundThinking, Inc., Ouster, Inc., 908 Devices Inc., and Immersion Corporation. The peer group for 2022 is comprised of the same companies as in 2023, except that nLIGHT, Inc., PDF Solutions, Inc., Terran Orbital Corporation, Luna Innovations Incorporated, Ouster, Inc., and 908 Devices Inc. are excluded, and Axon Enterprise, Inc. is included. The peer group for 2021 is comprised of the same companies as in 2022 except that Zix Corporation and SailPoint Technologies Holdings, Inc. are included.
PEO Total Compensation Amount	$ 4,827,787	$ 3,824,972	$ 600,859
PEO Actually Paid Compensation Amount	$ 9,322,605	(374,651)	14,113,233
Adjustment To PEO Compensation, Footnote	Amounts reflect Summary Compensation Table (“SCT”) Total Pay for our NEOs for each corresponding year.Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards, and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP, the following amounts were deducted from and added to the total compensation number shown in the SCT:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$4,827,787	$3,824,972	$600,859
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(3,749,997)	(3,013,247)	(3,505)
(Minus): Change in Pension Value	—	—	—
Plus: Pension Service Cost and Associated Prior Service Cost	—	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	4,852,659	2,386,904	2,230
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	1,099,530	(1,656,285)	8,688,249
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	600,897	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	1,691,728	(1,916,994)	4,825,400
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—
Compensation Actually Paid	$9,322,605	$(374,651)	$14,113,233

Non-PEO NEO Average Total Compensation Amount	$ 3,095,784	3,325,879	2,537,712
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,219,632	2,399,795	3,167,955
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reflect Summary Compensation Table (“SCT”) Total Pay for our NEOs for each corresponding year.Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards, and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP, the following amounts were deducted from and added to the total compensation number shown in the SCT:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$3,095,784	$3,325,879	$2,537,712
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(2,724,999)	(2,309,893)	(2,245,855)
(Minus): Change in Pension Value	—	—	—
Plus: Pension Service Cost and Associated Prior Service Cost	—	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	3,236,686	1,830,411	2,848,633
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	782,756	(320,027)	17,801
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	176,261	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	653,144	(126,575)	9,663
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—
Compensation Actually Paid	$5,219,632	$2,399,795	$3,167,955

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income:
Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s Revenue:
Total Shareholder Return Amount	$ 49.42	27.12	46.70
Peer Group Total Shareholder Return Amount	97.10	74.54	104.23
Net Income (Loss)	$ (106,300,000)	$ (86,400,000)	$ (10,900,000)
Company Selected Measure Amount	80,400,000	55,200,000	23,400,000
Additional 402(v) Disclosure	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Revenue is the financial performance measure that in our assessment, represents the most important performance measure used to link compensation actually paid to NEOs to company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Incremental Annual Recurring Revenue
PEO | Equity Awards, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (3,749,997)	$ (3,013,247)	$ (3,505)
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	4,852,659	2,386,904	2,230
PEO | Equity Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,099,530	(1,656,285)	8,688,249
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	600,897	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,691,728	(1,916,994)	4,825,400
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(2,724,999)	(2,309,893)	(2,245,855)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,236,686	1,830,411	2,848,633
Non-PEO NEO | Equity Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	782,756	(320,027)	17,801
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	176,261	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	653,144	(126,575)	9,663
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0